Expense Example, No Redemption (USD $)	18 Months Ended
Jul. 31, 2013
Vanguard Long-Term Investment-Grade Fund - Investor Shares | Vanguard Long-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	$ 23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard Short-Term Treasury Fund - Investor Shares | Vanguard Short-Term Treasury Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Intermediate-Term Treasury Fund - Investor Shares | Vanguard Intermediate-Term Treasury Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard GNMA Fund - Investor Shares | Vanguard GNMA Fund
Expense Example, No Redemption:
1 YEAR	22
3 YEAR	68
5 YEAR	118
10 YEAR	268
Vanguard Short-Term Investment-Grade Fund - Investor Shares | Vanguard Short-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Short-Term Federal Fund - Investor Shares | Vanguard Short-Term Federal Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares | Vanguard Intermediate-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Long-Term Treasury Fund - Investor Shares | Vanguard Long-Term Treasury Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Short-Term Treasury Fund - Admiral Shares | Vanguard Short-Term Treasury Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Intermediate-Term Treasury Fund - Admiral Shares | Vanguard Intermediate-Term Treasury Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard GNMA Fund - Admiral Shares | Vanguard GNMA Fund
Expense Example, No Redemption:
1 YEAR	11
3 YEAR	35
5 YEAR	62
10 YEAR	141
Vanguard Short-Term Investment-Grade Fund - Admiral Shares | Vanguard Short-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Short-Term Federal Fund - Admiral Shares | Vanguard Short-Term Federal Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Long-Term Investment-Grade Fund - Admiral Shares | Vanguard Long-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares | Vanguard Intermediate-Term Investment-Grade Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Long-Term Treasury Fund - Admiral Shares | Vanguard Long-Term Treasury Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	$ 128